Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	December 2024
Payment Date	1/15/2025
Transaction Month	47
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,415,499,059.21	43,920	59.5 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities:
Class A-1 Notes	$204,970,000.00	0.11941%	March 15, 2022
Class A-2 Notes	$455,060,000.00	0.17%	October 15, 2023
Class A-3 Notes	$455,060,000.00	0.30%	August 15, 2025
Class A-4 Notes	$135,000,000.00	0.49%	September 15, 2026
Class B Notes	$39,470,000.00	0.70%	October 15, 2026
Class C Notes	$26,320,000.00	0.83%	August 15, 2028

Total	$1,315,880,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$322,043.62

Principal:
Principal Collections	$9,356,886.49
Prepayments in Full	$3,005,397.70
Liquidation Proceeds	$38,689.84
Recoveries	$52,694.39
Sub Total	$12,453,668.42
Collections	$12,775,712.04

Purchase Amounts:
Purchase Amounts Related to Principal	$76,732.53
Purchase Amounts Related to Interest	$299.67
Sub Total	$77,032.20

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$12,852,744.24

Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	December 2024
Payment Date	1/15/2025
Transaction Month	47
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$12,852,744.24
Servicing Fee	$141,618.62	$141,618.62	$0.00	$0.00	$12,711,125.62
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$12,711,125.62
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$12,711,125.62
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$12,711,125.62
Interest - Class A-4 Notes	$28,279.28	$28,279.28	$0.00	$0.00	$12,682,846.34
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$12,682,846.34
Interest - Class B Notes	$23,024.17	$23,024.17	$0.00	$0.00	$12,659,822.17
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$12,659,822.17
Interest - Class C Notes	$18,204.67	$18,204.67	$0.00	$0.00	$12,641,617.50
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$12,641,617.50
Regular Principal Payment	$11,856,403.08	$11,856,403.08	$0.00	$0.00	$785,214.42
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$785,214.42
Residual Released to Depositor	$0.00	$785,214.42	$0.00	$0.00	$0.00

Total		$12,852,744.24

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$11,856,403.08
Total					$11,856,403.08
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$11,856,403.08	$87.83	$28,279.28	$0.21	$11,884,682.36	$88.04
Class B Notes	$0.00	$0.00	$23,024.17	$0.58	$23,024.17	$0.58
Class C Notes	$0.00	$0.00	$18,204.67	$0.69	$18,204.67	$0.69
Total	$11,856,403.08	$9.01	$69,508.12	$0.05	$11,925,911.20	$9.06

Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	December 2024
Payment Date	1/15/2025
Transaction Month	47

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$69,255,383.40	0.5130028	$57,398,980.32	0.4251776
Class B Notes	$39,470,000.00	1.0000000	$39,470,000.00	1.0000000
Class C Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Total	$135,045,383.40	0.1026274	$123,188,980.32	0.0936172

Pool Information
Weighted Average APR	2.272%	2.271%
Weighted Average Remaining Term	21.56	20.83
Number of Receivables Outstanding	14,722	14,174
Pool Balance	$169,942,347.18	$157,279,415.18
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$161,363,036.46	$149,506,633.38
Pool Factor	0.1200583	0.1111123

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,289,706.63
Yield Supplement Overcollateralization Amount	$7,772,781.80
Targeted Overcollateralization Amount	$34,090,434.86
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$34,090,434.86

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,289,706.63
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,289,706.63
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,289,706.63

Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	December 2024
Payment Date	1/15/2025
Transaction Month	47
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		60	$185,225.44
(Recoveries)		55	$52,694.39
Net Loss for Current Collection Period			$132,531.05
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.9358%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.2490%
Second Prior Collection Period			0.2959%
Prior Collection Period			0.1514%
Current Collection Period			0.9720%
Four Month Average (Current and Prior Three Collection Periods)			0.4171%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2,019	$6,845,375.84
(Cumulative Recoveries)			$2,023,667.37
Cumulative Net Loss for All Collection Periods			$4,821,708.47
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.3406%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,390.48
Average Net Loss for Receivables that have experienced a Realized Loss			$2,388.17

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	2.50%	251	$3,937,648.91
61-90 Days Delinquent	0.30%	31	$471,865.72
91-120 Days Delinquent	0.08%	7	$118,708.43
Over 120 Days Delinquent	0.23%	19	$366,764.90
Total Delinquent Receivables	3.11%	308	$4,894,987.96

Repossession Inventory:
Repossessed in the Current Collection Period		9	$212,940.77
Total Repossessed Inventory		19	$412,052.25

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.4078%
Prior Collection Period			0.3872%
Current Collection Period			0.4021%
Three Month Average			0.3991%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.30%
25-36	2.30%
37+	3.60%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.6087%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	December 2024
Payment Date	1/15/2025
Transaction Month	47

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	87	$1,435,252.65
2 Months Extended	90	$1,533,954.48
3+ Months Extended	22	$395,018.99

Total Receivables Extended	199	$3,364,226.12

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC

CIK#: 0000038009
Date: February 5, 2024

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer